dividends per share (Tables)	12 Months Ended
Dec. 31, 2024
dividends per share
Schedule of common share dividends declared

Years ended December 31 (millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2024
Quarter 1 dividend	Mar. 11, 2024	$0.3761	Apr. 1, 2024	$554
Quarter 2 dividend	Jun 10, 2024	0.3891	July 2, 2024	577
Quarter 3 dividend	Sept. 10, 2024	0.3891	Oct. 1, 2024	578
Quarter 4 dividend	Dec. 11, 2024	0.4023	Jan. 2, 2025	605
		$1.5566		$2,314
2023
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526
Quarter 3 dividend	Sept. 8, 2023	0.3636	Oct. 3, 2023	529
Quarter 4 dividend	Dec. 11, 2023	0.3761	Jan. 2, 2024	550
		$1.4544		$2,111